SUPPLEMENT TO THE PROSPECTUS OF

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.
DATED AS OF SEPTEMBER 18, 2023

On or about October 20, 2023, each of the below VIP Portfolios (the “VIP Portfolios”), each a series of Mutual of America Variable Insurance Portfolios, Inc., will be substituted for the corresponding Replacement Fund, as shown in the table below. This means that assets invested in the below VIP Portfolios on the date of the substitution will become invested in the corresponding Replacement Fund, each of which is an externally managed insurance dedicated fund selected on the basis of, among other things, its comparable investment objective, strategies, expenses and risks. The substitution is expected to occur on or about October 20, 2023 (the “Closing Date”) and does not require shareholder approval. Thereafter, each of the VIP Portfolios will be liquidated in accordance with a plan of liquidation approved by the Board of Directors of Mutual of America Variable Insurance Portfolios, Inc.

VIP Portfolios	Replacement Fund
Mutual of America Variable Insurance Portfolio (“VIP”) Equity Index Portfolio	Fidelity VIP Index 500 (Initial Class)
Mutual of America VIP All America Portfolio	Fidelity VIP Index 500 (Initial Class)
Mutual of America VIP Small Cap Value Portfolio	DFA VA U.S. Targeted Value Portfolio
Mutual of America VIP Small Cap Growth Portfolio	Vanguard Variable Insurance Funds - Small Company Growth Portfolio
Mutual of America VIP Small Cap Equity Index Portfolio	Fidelity VIP Extended Market Index Portfolio (Initial Class)
Mutual of America VIP Mid Cap Value Portfolio	Fidelity VIP Value Strategies Portfolio (Initial Class)
Mutual of America VIP Mid-Cap Equity Index Portfolio	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio
Mutual of America VIP International Portfolio	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Mutual of America VIP Money Market Portfolio	Goldman Sachs VIT Government Money Market Fund (Institutional)
Mutual of America VIP Mid-Term Bond Portfolio	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio
Mutual of America VIP Bond Portfolio	American Funds Insurance Series – The Bond Fund of America (Class 1)
Mutual of America VIP Retirement Income Portfolio	Fidelity VIP Freedom Income Portfolio (Initial Class)
Mutual of America VIP 2015 Retirement Portfolio	Fidelity VIP Freedom Income Portfolio (Initial Class)
Mutual of America VIP 2020 Retirement Portfolio	Fidelity VIP Freedom 2020 Portfolio (Initial Class)
Mutual of America VIP 2025 Retirement Portfolio	Fidelity VIP Freedom 2025 Portfolio (Initial Class)

Mutual of America VIP 2030 Retirement Portfolio	Fidelity VIP Freedom 2030 Portfolio (Initial Class)
Mutual of America VIP 2035 Retirement Portfolio	Fidelity VIP Freedom 2035 Portfolio (Initial Class)
Mutual of America VIP 2040 Retirement Portfolio	Fidelity VIP Freedom 2040 Portfolio (Initial Class)
Mutual of America VIP 2045 Retirement Portfolio	Fidelity VIP Freedom 2045 Portfolio (Initial Class)
Mutual of America VIP 2050 Retirement Portfolio	Fidelity VIP Freedom 2050 Portfolio (Initial Class)
Mutual of America VIP 2055 Retirement Portfolio	Fidelity VIP Freedom 2055 Portfolio (Initial Class)
Mutual of America VIP 2060 Retirement Portfolio	Fidelity VIP Freedom 2060 Portfolio (Initial Class)
Mutual of America VIP Conservative Allocation Portfolio	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio
Mutual of America VIP Moderate Allocation Portfolio	Vanguard Variable Insurance Funds – Balanced Portfolio
Mutual of America VIP Aggressive Allocation Portfolio	American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1)

Under the substitution, VIP Portfolios shareholders will receive shares of the corresponding Replacement Fund with the same aggregate net asset value as their shares of the VIP Portfolio. After the substitution is consummated, shareholders of each of the VIP Portfolios will become shareholders of the corresponding Replacement Fund, as shown in the table above. It is anticipated that no gain or loss for Federal income tax purposes will be recognized by fund shareholders as a result of the substitution.

Prior to the substitution, VIP Portfolios shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the relevant VIP Portfolio’s Prospectus. In anticipation of the substitution, the VIP Portfolios will not be managed in accordance with their principal investment strategies and, accordingly, may not achieve their investment objectives.

You do not need to take any action regarding your account. Shareholders of each of the VIP Portfolios will receive a prospectus for the corresponding Replacement Fund prior to the substitution that describes the investment objective, strategies, expenses and risks of an investment in the corresponding Replacement Fund.

Please Retain This Supplement for Future Reference.

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